Asset classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Value of Asset and Related Reserves of Disposal

The value of asset and related reserves of disposal recorded in the consolidated financial statements and the cash flow effect of the disposals were:

	31.12.2017	31.12.2017
	RMB’000	US$’000
Interest in joint venture, representing asset classified as held for sale	89,381	14,122

Gain on disposal:
Total consideration less cost of disposal	182,679	28,862
Interest in joint venture derecognized	(89,381)	(14,122)
Realization of foreign currency translation reserves upon disposal	22,720	3,590
Waiver of amount due by joint venture	(8,042)	(1,271)

Gain on disposal of joint venture (Note 8.2(a))	107,976	17,059

Total consideration less cost of disposal, representing net cash inflow on disposal of the joint venture	182,679	28,862